TRADE AND OTHER PAYABLES (CURRENT) (Details)	Jun. 30, 2019 CHF (SFr)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 CHF (SFr)
TRADE AND OTHER PAYABLES (CURRENT)
Trade payables	SFr 0	$ 126,829	$ 590,231	$ 116,063	$ 535,924	SFr 380
Other payables			68,423		222,502
Accrued expenses			346,654		186,704
Total current trade and other payables			$ 1,005,308		$ 945,130